Basis of Presentation and Business Description	1 Months Ended	9 Months Ended
	Oct. 31, 2018	Jul. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Business Description

1.	NOTE 1 – BASIS OF PRESENTATION AND BUSINESS DESCRIPTION

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the United States Securities and Exchange Commission (“SEC”). Accordingly, they do not contain all information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of the Company’s management, the accompanying unaudited financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of October 31, 2018 and the results of operations and cash flows for the periods presented. The results of operations for the month ended October 31, 2018 are not necessarily indicative of the operating results for the full fiscal year or any future period.

New World Technologies, Inc. (the “Company”), was formed in the State of Delaware on October 16, 2018.

New World Technologies, Inc. is a healthcare and medical technology and device research, development and distribution company with a focus on developing and further providing innovative, cutting edge, technologically advanced products. Such technologies will be developed with an emphasis on diagnostics and screening technology, which potentially allows for the prevention or early detection and mitigation of potentially life-threatening illnesses.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.

The Company maintains cash and cash equivalent balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (FDIC).

Circumstances surrounding “checks awaiting deposit”:

Checks awaiting deposit are checks that are outstanding for a longer than normal period of time and are infrequent and even rare during the normal course of business. Checks awaiting deposits as reported on the balance sheet ending 10/31/18 are solely due to one single check received by the Company. The check was dated October 29th, 2018, The check was received as a result of a stock purchase transaction during the early stages of the Company’s formation. Due to administrative issues on the Company’s side and administrative issues on the purchaser’s side, collectively, caused unique delays in the Company’s processing of the check. The funds were cleared and available to the Company on January 10, 2019.

Recently Issued Accounting Standards

The Financial Accounting Standards Board and the Securities Exchange commission have issued certain accounting standards updates and regulations that will become effective in subsequent periods. Management does not believe that any of those updates would have significantly affected the Company’s financial accounting measures or disclosures had they been in effect in 2018, and it does not believe that any of those pronouncements will have a significant impact on the Company’s financial statements at the time they become effective.

1.	NOTE 1 – BASIS OF PRESENTATION AND BUSINESS DESCRIPTION

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the United States Securities and Exchange Commission (“SEC”). Accordingly, they do not contain all information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of the Company’s management, the accompanying unaudited financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of July 31, 2019 and the results of operations and cash flows for the periods presented. The results of operations for the nine months ended July 31, 2019 are not necessarily indicative of the operating results for the full fiscal year or any future period. These unaudited financial statements should be read in conjunction with the financial statements and related notes thereto included in the Company’s Form S-1 for the year ended October 31, 2018 filed with the SEC on January 28, 2019.

New World Technologies, Inc. (the “Company”), was formed in the State of Delaware on October 16, 2018.

New World Technologies, Inc. is a healthcare and medical technology and device research, development and distribution company with a focus on developing and further providing innovative, cutting edge, technologically advanced products. Such technologies will be developed with an emphasis on diagnostics and screening technology, which potentially allows for the prevention or early detection and mitigation of potentially life-threatening illnesses.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.

The Company maintains cash and cash equivalent balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”).

Circumstances surrounding “checks awaiting deposit”

Checks awaiting deposit are checks that are outstanding for a longer than normal period of time and are infrequent and even rare during the normal course of business. Checks awaiting deposits as reported on the balance sheet ending October 31, 2018 were solely due to one single check received by the Company. The check was dated October 29th, 2018, The check was received as a result of a stock purchase transaction during the early stages of the Company’s formation. Due to administrative issues on the Company’s side and administrative issues on the purchaser’s side, collectively, caused unique delays in the Company’s processing of the check. The funds were cleared and available to the Company on January 10, 2019.

Recently Issued Accounting Standards

The Financial Accounting Standards Board and the Securities Exchange commission have issued certain accounting standards updates and regulations that will become effective in subsequent periods. Except for the changes discussed below, management does not believe that any of those updates would have significantly affected the Company’s financial accounting measures or disclosures had they been in effect in 2019, and it does not believe that any of those pronouncements will have a significant impact on the Company’s financial statements at the time they become effective.

Adoption of ASC 842

On November 1, 2018 (fiscal 2019), we adopted FASB Accounting Standards Codification, or ASC, Topic 842, Leases, or ASC 842, which requires the recognition of the right-of-use assets and related operating and finance lease liabilities on the balance sheet. As permitted by ASC 842, we elected the adoption date of November 1, 2018, which is the date of initial application. The Company had no lease obligations or liabilities prior. As a result, the balance sheet prior to November 1, 2018 was not restated. Under ASC 842, all leases are required to be recorded on the balance sheet and are classified as either operating leases or finance leases. The lease classification affects the expense recognition in the income statement. Operating lease charges are recorded entirely in operating expenses. Finance lease charges are split, where amortization of the right-of-use asset is recorded in operating expenses and an implied interest component is recorded in interest expense. The expense recognition for operating leases and finance leases under ASC 842 is substantially consistent with ASC 840. As a result, there is no significant difference in our results of operations presented in our income statement for each period presented.

We adopted ASC 842 using a modified retrospective approach for all leases existing at November 1, 2018. The adoption of ASC 842 had a substantial impact on our balance sheet. The most significant impact was the recognition of the operating lease right-of-use assets and the liability for operating leases. Accordingly, upon adoption, leases that would be classified as operating leases under ASC 840 were classified as operating leases under ASC 842, and we recorded $168,329 as operating lease right-of-use assets and the related lease liability. The lease liability is based on the present value of the remaining minimum lease payments, discounted using the Small Business Administration (“SBA”) 7(a) loan incremental borrowing rate of 2.25% + Prime (5.25%) = 7.5% at November 1, 2018, using the original lease term as the tenor. The Company has taken advantage of certain practical expedients offered to registrants at adoption of ASC 842. The Company does not apply the recognition requirements of ASC 842 to short-term leases and sub leases. Instead, those lease payments are recognized in profit or loss on a straight-line basis over the lease term. The Company is currently not party to any short-term or sub leases. Further, as a practical expedient, all lease contracts are accounted for as one single lease component, as opposed to separating lease and non-lease components to allocate the consideration within a single lease contract.

We lease all our office space in conducting our business. We adopted ASC 842 effective November 1, 2018 (fiscal 2019). For contracts entered into on or after the effective date, at the inception of a contract we assess whether the contract is, or contains, a lease. Our assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period, and (3) whether we have the right to direct the use of the asset. There were no lease obligations prior to November 1, 2018.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. Our current operating lease is an office space lease, and the Company is currently not party to any finance leases.

For all leases at the lease commencement date, a right-of-use asset and a lease liability are recognized. The right-of-use asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease.

The right-of-use asset is initially measured at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, less any lease incentives received. All right-of-use assets are reviewed for impairment. The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, an incremental borrowing rate for the same term as the underlying lease. For our operating lease, we used an incremental borrowing rate of 7.5% (see above). For any future finance leases, we would use the rate implicit in the lease or an incremental borrowing rate if the implicit lease rate cannot be determined.

Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancelable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

Lease expense for our operating lease consists of the lease payments plus any initial direct costs, and is recognized on a straight-line basis over the lease term. Included in lease expense are any variable lease payments incurred in the period that were not included in the initial lease liability. Lease expense for finance leases would consists of the amortization of the right-of-use asset on a straight-line basis over the lease term and interest expense determined on an amortized cost basis. The lease payments are allocated between a reduction of the lease liability and interest expense. The Company is currently not party to any finance leases.

We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less. The Company is currently not party to any short-term leases.

Changes in Stockholder’s Equity

In 2018, the US Securities and Exchange Commission (“SEC”) adopted a new release, “Disclosure Update and Simplification” which includes a new requirement that companies must present a reconciliation of changes in stockholders’ equity as a separate statement or footnote in interim financial statements. The SEC made this change by incorporating the requirements of Rule 3-04 of Regulation S-X in the SEC’s interim financial reporting rules. The Company reports its Statement in Changes in Stockholder’s Deficit with the Company’s financial statement reports provided within its interim reporting. These changes will be effective November 1, 2018 (fiscal 2019).